Income Taxes (Unrecognized Tax Benefits Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Balance at January 1,	$ 25,292	$ 28,690
Additions based on tax position related to the current year	2,724	1,077
Reductions based on tax position related to prior years		(4,475)
Balance at December 31,	$ 28,016	$ 25,292